Rental Property, Net	12 Months Ended
Apr. 30, 2015
Real Estate [Abstract]
RENTAL PROPERTY, NET

NOTE 5 – RENTAL PROPERTY, NET

Rental Property, Net consisted of the following at April 30, 2015 and April 30, 2014:

	April 30, 2015	April 30, 2014 As Revised See Note 2
Land	120,733	120,733
Buildings	2,695,016	2,695,016
Leasehold Improvements	130,731	121,238
Accumulated Depreciation	(656,862)	(563,224)
Net, Real Estate Investments	2,289,618	2,373,763

As of April 30, 2014, real estate investments consisted of two properties:

58 Main St. Topsfield, Ma 01983

●	Description: 4,000 Square foot, Commercial Building

●	Status: Rented 100% occupancy. Lease term: 3-Year

●	Owner: Walker Partners, LLC

●	Purchase Price: $503,000

●	Mortgage Debt as of April 30, 2015: $542,694

7 Grove St., Topsfield, Ma 01983

●	Description: 12,000 Square foot, Business Office, Retail and Professional Space

●	Status: Rented at 100% occupancy. Lease term: 3-Year

●	Owner: Grove Realty Partners, LLC

●	Purchase Price: $2.025 million

●	Mortgage Debt as of April 30, 2015: $1,425,982

For the years ended April 30, 2015 and 2014, the Company recognized revenues of $248,351 and $214,235, respectively. Rent for the year ended April 30, 2015 and 2014 included $36,000 from a related party who occupies an office in one of the Company’s properties.

Depreciation expense for the years ended April 30, 2015 and 2014 totaled $93,638 and $90,228, respectively.